UNAUDITED CONDENSED BALANCE SHEET - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Current assets:
Cash	$ 1,437,928	$ 25,000
Deferred offering costs associated with proposed public offering		53,000
Prepaid expenses	169,570
Total current assets	1,607,498
Cash equivalents held in Trust Account	120,751,489
Total Assets	122,358,987	78,000
Current liabilities:
Accounts payable	40,489
Accrued expenses	461,999	54,500
Franchise tax payable	49,914
Total current liabilities	552,402	54,500
Deferred underwriting commissions	4,226,250
Total liabilities	4,778,652
Commitments and Contingencies
Class A common stock, $0.0001 par value; 11,258,033 shares subject to possible redemption at $10.00 per share	112,580,330
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 1,258,467 shares issued and outstanding (excluding 11,258,033 shares subject to possible redemption)	126
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 3,018,750 shares issued and outstanding	302	302	[1],[2]
Additional paid-in capital	5,500,488	24,698
Accumulated deficit	(500,911)	(1,500)
Total stockholders’ equity	5,000,005	23,500
Total Liabilities and Stockholders’ Equity	$ 122,358,987	$ 78,000

[1]	The shares and the associated amounts have been retroactively restated to reflect a 1:1.05 stock split of each outstanding share of Class B common stock in August 2020 (see Note 4).
[2]	This number includes up to 393,750 shares of Class B common stock subject to forfeiture by our sponsor if the over-allotment option is not exercised in full or in part by the underwriters.